BENEFITS PAYABLE - Activity in Benefits Payable (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Balances at January 1	$ 4,976	$ 4,475	$ 3,893
Provision for premium deficiency	(176)	0	0
Less: Reinsurance recoverables	(85)	(78)	0
Balances at January 1, net	4,487	4,715	4,397	$ 3,893
Current year, Incurred	45,318	44,397	38,641
Prior years, Incurred	(582)	(236)	(518)
Total incurred	44,736	44,161	38,123
Current year, Paid	(40,852)	(39,802)	(34,357)
Prior years, Paid	(4,112)	(4,041)	(3,262)
Total paid	(44,964)	(43,843)	(37,619)
Provision for premium deficiency	0	176	0
Reinsurance recoverable	(76)	(85)	(78)
Balances at December 31	4,563	4,976	4,475
Retail
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Balances at January 1	3,424	3,428	3,199
Less: Reinsurance recoverables	(85)	(78)	0
Balances at January 1, net		3,339	3,350	3,199
Current year, Incurred	37,212	36,299	31,510
Prior years, Incurred	(429)	(248)	(485)
Total incurred	36,783	36,051	31,025
Current year, Paid	(33,608)	(33,050)	(28,267)
Prior years, Paid	(3,084)	(3,012)	(2,607)
Total paid	(36,692)	(36,062)	(30,874)
Reinsurance recoverable	(76)	(85)	(78)
Balances at December 31	3,506	3,424	3,428
Group and Specialty
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Balances at January 1	616	603	572
Less: Reinsurance recoverables	0	0	0
Balances at January 1, net		616	603	572
Current year, Incurred	5,271	5,377	5,286
Prior years, Incurred	(46)	(7)	(29)
Total incurred	5,225	5,370	5,257
Current year, Paid	(4,700)	(4,774)	(4,689)
Prior years, Paid	(562)	(583)	(537)
Total paid	(5,262)	(5,357)	(5,226)
Reinsurance recoverable		0	0
Balances at December 31	579	616	603
Individual Commercial Segment
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Balances at January 1	917	424	101
Provision for premium deficiency	(176)	0	0
Balances at January 1, net		741	424	$ 101
Current year, Incurred	3,677	3,512	2,431
Prior years, Incurred	(106)	20	(3)
Total incurred	3,571	3,532	2,428
Current year, Paid	(3,409)	(2,790)	(2,009)
Prior years, Paid	(449)	(425)	(96)
Total paid	(3,858)	(3,215)	(2,105)
Provision for premium deficiency	0	176	0
Balances at December 31	$ 454	$ 917	$ 424